Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Cash flows used in operating activities:
Net loss for the period		$ (60,863,262)	$ (23,191,699)	[1]
Adjustments:
Depreciation of property, plant and equipment		3,005,017	2,351,617	[1]
Amortization of right-of-use assets		378,309
Amortization of intangible assets		5,000,910	704,705	[1]
Net loss from sale of property, plant and equipment		14,165	32,333	[1]
Impairment loss on goodwill (note 9)		85,548,266
Stock-based compensation		16,594,588	3,712,415	[1]
Impairment loss on inventories (note 6)		2,081,943
Non-employees compensation related to warrants (note 14 (f))		18,597,776
Recognition of deferred revenues		(25,070)	(107,635)	[1]
Amortization of deferred lease inducements	[1]		(59,356)
Net finance (income) expense		(1,451,511)	208,484	[1]
Unrealized foreign exchange loss		979,505	20,158	[1]
Change in fair value of contingent consideration (note 4)		(97,208,166)
Income taxes expense (note 18)		4,601,340	170,011	[1]
Adjustments to reconcile profit (loss)		(22,746,190)	(16,158,967)	[1]
Changes in operating assets and liabilities (note 19)		(8,684,797)	8,004,507	[1]
Cash flows from (used in) operating activities		(31,430,987)	(8,154,460)	[1]
Cash flows used in investing activities:
Maturity of previously restricted short-term investments		12,000	2,374,000	[1]
Interest received		151,219	222,700	[1]
Business acquisition, net of cash acquired (note 4)		(15,770,400)
Acquisition of property, plant and equipment		(13,785,701)	(6,738,554)	[1]
Acquisition of intangible assets		(487,184)	(2,352,205)	[1]
Proceeds from sale of property, plant and equipment		7,103
Cash flows from (used in) investing activities		(24,555,193)	(6,494,059)	[1]
Cash flows from financing activities:
Variation of the bank line of credit (note 19 (c))		(620,000)	130,000	[1]
Repayment of loans and borrowings (note 19 (c))		(3,807,132)	(1,357,454)	[1]
Increase in loans and borrowings, net of financing fees (note 19 (c))		3,996,392
Payment of lease liabilities (note 8)		(384,494)
Interest paid		(359,825)	(281,510)	[1]
Private placement (note 14 (g))		53,970,867
At-The-Market Offering (note 14 (h))		7,069,220
Issuance of shares costs (note 14 (g) and (h))		(2,847,857)
Proceeds from exercise of options (note 14 (b))		3,930,424	1,697,933	[1]
Proceeds from exercise of warrants (note 14 (f))		2,527,500
Withholding taxes paid pursuant to the settlement of non-treasury RSUs (note 17 (b))		(962,077)
Cash flows from (used in) financing activities		62,513,018	188,969	[1]
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies		230,887	(8,206)	[1]
Net increase (decrease) in cash and cash equivalents		6,757,725	(14,467,756)	[1]
Cash and cash equivalents as at April 1, 2019 and 2018	[1]	9,819,351	24,287,107
Cash and cash equivalents as at March 31, 2020 and 2019		16,577,076	9,819,351	[1]
Cash and cash equivalents is comprised of:
Cash		16,577,076	3,676,704	[1]
Cash equivalents	[1]		$ 6,142,647
Acasti Pharma Inc
Cash flows used in investing activities:
Sales of Acasti shares (note 20 (a))		$ 5,317,770

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).